Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segments
Revenue and Pre-tax Income by Segment

($ in millions)
					Total
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Segments
2021
Revenue	$24,141	$17,844	$14,188	$774	$56,946
Pre-tax income from continuing operations	4,722	1,449	2,025	441	8,637
Revenue year-to-year change	5.3%	9.8%	(2.4)%	(20.6)%	4.1%
Pre-tax income year-to-year change	41.3%	40.1%	22.4%	(1.8)%	33.3%
Pre-tax income margin	19.6%	8.1%	14.3%	57.0%	15.2%
2020*
Revenue	$22,927	$16,257	$14,533	$975	$54,691
Pre-tax income from continuing operations**	3,341	1,034	1,654	449	6,479
Revenue year-to-year change	2.3%	(4.0)%	(7.9)%	(19.8)%	(2.9)%
Pre-tax income year-to-year change	(33.5)%	(23.0)%	(33.3)%	(31.2)%	(31.8)%
Pre-tax income margin	14.6%	6.4%	11.4%	46.1%	11.8%
2019*
Revenue	$22,408	$16,939	$15,774	$1,215	$56,336
Pre-tax income from continuing operations	5,025	1,344	2,481	652	9,502

*	Recast to conform to 2021 presentation.
**

Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020. The impact by segment was as follows: Software ($0.7 billion), Consulting ($0.4 billion), Infrastructure ($0.4 billion). The impact to Financing was immaterial.

Reconciliation of segment revenue and pre-tax income to IBM as reported

Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Revenue
Total reportable segments	$56,946	$54,691		$56,336
Other—divested businesses	70	101		1,010
Other revenue	335	387		368
Total revenue	$57,350	$55,179		$57,714
	0	0

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Pre-tax income from continuing operations
Total reportable segments	$8,637	$6,479	**	$9,502
Amortization of acquired intangible assets	(1,838)	(1,832)		(1,271)
Acquisition-related charges	(43)	(13)		(423)
Non-operating retirement-related (costs)/income	(1,282)	(1,073)		(576)
Kyndryl-related impacts	118	—		—
Elimination of internal transactions	(7)	(28)		(21)
Other—divested businesses	25	12		580
Unallocated corporate amounts and other	(774)	(973)		(586)
Total pre-tax income from continuing operations	$4,837	$2,572	**	$7,206

*	Recast to conform to 2021 presentation.
**	Includes the impact of a $1.5 billion pre-tax charge for structural actions in the fourth quarter of 2020.

Assets and Other Items by segment

($ in millions)
					Total
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Segments
2021
Assets	$59,336	$11,914	$11,766	$16,880	$99,896
Depreciation/amortization of intangibles**	1,204	250	1,399	49	2,902
Capital expenditures/investments in intangibles	565	55	792	33	1,444
Interest income	—	—	—	628	628
Interest expense	—	—	—	129	129
2020*
Assets	$58,558	$10,548	$12,378	$24,974	$106,458
Depreciation/amortization of intangibles**	1,237	207	1,419	120	2,983
Capital expenditures/investments in intangibles	548	26	1,093	41	1,709
Interest income	—	—	—	834	834
Interest expense	—	—	—	307	307
2019*
Assets	$58,230	$10,421	$12,002	$29,460	$110,113
Depreciation/amortization of intangibles**	676	179	1,348	186	2,389
Capital expenditures/investments in intangibles	517	45	612	57	1,230
Interest income	—	—	—	1,133	1,133
Interest expense	—	—	—	512	512

*	Recast to conform to 2021 presentation.
**	Segment pre-tax income from continuing operations does not include the amortization of acquired intangible assets.

Reconciliation of assets to IBM as reported

($ in millions)
At December 31:	2021	2020	*	2019	*
Assets
Total reportable segments	$99,896	$106,458		$110,113
Elimination of internal transactions	(1,608)	(4,686)		(4,317)
Other—divested businesses	193	254		1,942
Unallocated amounts
Cash and marketable securities	6,222	12,463		7,271
Notes and accounts receivable	1,622	1,655		1,601
Deferred tax assets	7,158	8,175		4,917
Plant, other property and equipment	2,196	2,449		2,488
Operating right-of-use assets	1,945	2,368		2,531
Pension assets	9,848	7,557		6,819
Other	4,530	3,514		3,184
Total assets of discontinued operations**	—	15,764		15,638
Total IBM consolidated assets	$132,001	$155,971		$152,186

*	Recast to conform to 2021 presentation.
**	Refer to note C, “Separation of Kyndryl,” for additional information.

Geographic Information

RevenueÈ

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
United States	$22,893	$22,258		$23,389
Japan	5,648	5,680		5,755
Other countries	28,810	27,241		28,570
Total revenue	$57,350	$55,179		$57,714

È Revenues are attributed to countries based on the location of the client.

*  Recast to conform to 2021 presentation.

Plant and Other Property–Net

($ in millions)
At December 31:	2021	2020	*	2019	*
United States	$3,375	$3,452		$3,513
Other countries	2,293	2,656		2,273
Total	$5,668	$6,108		$5,785

*  Recast to conform to 2021 presentation.

Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2021	2020	*	2019	*
United States	$1,148	$1,165		$1,305
Japan	398	532		599
Other countries	1,676	1,870		1,947
Total	$3,222	$3,566		$3,850

*  Recast to conform to 2021 presentation.

Revenue by Classes of Similar Products or Services

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Software
Software	$20,098	$19,046		$18,574
Services	3,934	3,770		3,670
Systems	109	110		165
Consulting
Services	$17,563	$15,986		$16,663
Software	173	183		160
Systems	108	89		116
Infrastructure
Maintenance	$4,743	$4,804		$5,171
Servers	3,363	3,549		3,829
Services	2,616	2,656		2,927
Storage	1,908	1,813		1,936
Software	1,426	1,563		1,725
Used Equipment Sales**	131	149		186
Financing
Financing	$628	$834		$1,120
Used Equipment Sales	145	140		95

*  Recast to conform to 2021 presentation.

** Represents Global Asset Recovery Service transferred from Financing segment.